SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Level 3 liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in Level 3 liabilities
Loss on change in fair value of Forward Purchase Agreement liability	$ (9,580,000)	$ (560,000)	$ (15,600,000)	$ (2,770,000)
Forward purchase agreement
Changes in Level 3 liabilities
Fair value beginning balance	18,370,000	2,770,000	2,770,000
Loss on change in fair value of Forward Purchase Agreement liability	9,580,000	560,000	15,600,000	2,770,000
Fair value ending balance	$ 27,950,000	$ 3,330,000	$ 18,370,000	2,770,000
Overallotment liability
Changes in Level 3 liabilities
Issuance of overallotment option				52,147
Exercise of overallotment option				$ (52,147)